CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 215,445	$ 199,521
Restricted cash	8,953	3,495
Investment in debt and equity securities	28,805	74,079
Due from related parties	7,718	22,399
Trade accounts receivable	6,666	4,583
Other receivables	22,024	20,132
Inventories	8,808	7,934
Prepaid expenses and accrued income	2,597	1,635
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	55,420	56,189
Financial instruments at fair value, current portion	0	520
Total current assets	356,436	390,487
Vessels and equipment, net	1,240,698	1,404,705
Vessels under finance lease, net	697,380	714,476
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	622,123	938,198
Investment in associated companies	27,297	42,161
Loans and long term receivables from related parties including associates	123,910	327,616
Other long-term assets	21,961	64,248
Financial instruments at fair value, long-term portion	3,406	3,479
Total assets	3,093,211	3,885,370
Current liabilities
Short-term debt and current portion of long-term debt	484,956	253,059
Finance lease liability, current portion	48,887	68,874
Due to related parties	2,724	3,980
Trade accounts payable	1,247	3,445
Accrued expenses	21,060	17,132
Financial instruments at fair value, current portion	1,572	6,067
Other current liabilities	16,085	13,279
Total current liabilities	576,531	365,836
Long-term liabilities
Long-term debt	1,164,113	1,355,029
Finance lease liability, long-term portion	524,200	1,037,553
Financial instruments at fair value, long-term portion	32,712	20,579
Other long-term liabilities	4	4
Total liabilities	2,297,560	2,779,001
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 300,000,000 shares authorized; 127,810,064 shares issued and outstanding at December 31, 2020). ($0.01 par value; 200,000,000 shares authorized; 119,391,310 shares issued and outstanding at December 31, 2019).	1,278	1,194
Additional paid-in capital	531,382	469,426
Contributed surplus	539,370	648,764
Accumulated other comprehensive loss	(19,316)	(13,015)
Accumulated deficit	(257,063)	0
Total stockholders' equity	795,651	1,106,369
Total liabilities and stockholders' equity	$ 3,093,211	$ 3,885,370